Investment Objectives and Goals - FT Vest U.S. Equity Dual Directional Buffer ETF - August	Sep. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Dual Directional Buffer ETF – August (DLAG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Dual Directional Buffer ETF – August (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that either match the positive price return of the State Street® SPDR® S&P 500® ETF Trust ("SPY" or the “Underlying ETF”) up to a predetermined upside cap (the “Cap”) or match the absolute value of the negative price return of the Underlying ETF up to a specified threshold (the “Inverse Performance Threshold”) (as further described below), while also seeking to provide a 10% buffer (the “Buffer”) against losses that exceed the Inverse Performance Threshold over an approximate one-year period (the “Target Outcome Period”).